INCOME TAXES (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Income Tax Disclosure [Abstract]
Loss before income taxes	$ (14,143,735)	$ (14,237,061)
Expected tax benefit	$ (3,145,943)	$ (2,989,783)
Expected tax benefit, Percentage	(22.00%)	(21.00%)
Foreign tax differential	$ 235,938	$ 234,338
Foreign tax differential, Percentage	2.00%	2.00%
Enhanced research and development	$ (369,946)	$ (463,591)
Enhanced research and development, Percentage	(3.00%)	(3.00%)
Prior year true up of nol	$ (46,393)	$ 2,401,930
Prior year true up of nol, Percentage	0.00%	17.00%
Other	$ 338,278	$ 74,579
Other, Percentage	2.00%	1.00%
Change in valuation allowance	$ 2,988,066	$ 742,527
Change in valuation allowance, Percentage	21.00%	5.00%
R&D credit received	$ 0	$ 350,256
R&D credit received, Percentage	0.00%	2.00%
Actual income tax benefit	$ 0	$ 350,256
Income tax benefit, Percentage	0.00%	2.00%